SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2014
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations

	Thousands of Yen
	2012	2013	2014
Cost of revenue	¥9,654	¥11,233	¥8,565
Selling, general and administrative expenses	34,614	43,686	62,231
Pre-tax share-based compensation expense	44,268	54,919	70,796
Income tax benefit	(485)	(3,138)	(6,426)
Total share-based compensation expense, net of tax
	¥43,783	¥51,781	¥64,370

Schedule of weighted-average assumptions used in estimating the fair value of options granted
	2012	2013	2014
Expected life of stock option (years)	4.5	4.3	4.3
Expected volatility	120.8%	112.0%	104.4%
Risk-free interest rate	0.5%	0.2%	0.3%
Expected dividend yield	1.9%	4.7%	1.2%

Schedule of weighted-average grant-date fair value per option
	Thousands of Yen
	2012	2013	2014
Weighted-average grant-date fair value per option to purchase one share	¥161	¥379	¥258

Summary of stock option activity

	Shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (Thousands of Yen)
Outstanding—March 31, 2013	1,075,000	¥272
Granted	300,000	469
Exercised	—	—
Forfeited	(51,000)	603
Expired	—	—

Outstanding—March 31, 2014	1,324,000	¥304	3.5	¥149,360
Vested and expected to vest— March 31, 2014	1,324,000	¥304	3.5	¥149,360
Exercisable—March 31, 2014	200,000	¥40	2.2	¥60,800

	Shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (Thousands of Yen)
Outstanding—March 31, 2013	—	¥—
Granted	88,000	518
Exercised	—	—
Forfeited	—	—
Expired	—	—

Outstanding—March 31, 2014	88,000	¥518	4.1	¥—
Vested — March 31, 2014	88,000	¥518	4.1	¥—
Exercisable—March 31, 2014	88,000	¥518	4.1	¥—

Summary of status of the Company's nonvested stock options and their weighted-average grant date fair value

	Shares	Weighted- Average Grant Date Fair Value
Nonvested—April 1, 2013	1,075,000	¥166
Granted	300,000	258
Vested	(200,000)	20
Forfeited	(51,000)	322
Expired	—	—
Outstanding—March 31, 2014	1,124,000	¥209